Income tax and social contributions - Recognized deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income tax
Statutory tax rate	27.00%	27.00%
Deferred tax expense (income) recognised in profit or loss	$ 2,260
Deferred tax relating to items credited (charged) directly to equity	(190)
Deferred tax assets	$ 2,070
Canada
Income tax
Statutory tax rate	27.00%
Canada, Corporate [Member]
Income tax
Statutory tax rate	15.00%
Canada, Provincial [Member]
Income tax
Statutory tax rate	12.00%
Brazil
Income tax
Statutory tax rate	34.00%
Pre-operational expenses
Income tax
Deferred tax expense (income) recognised in profit or loss	$ 4,586
Deferred tax assets	4,586
Provision for bonus payments
Income tax
Deferred tax expense (income) recognised in profit or loss	57
Deferred tax assets	57
Provision for social projects
Income tax
Deferred tax expense (income) recognised in profit or loss	508
Deferred tax assets	508
Unrealized foreign currency fluctuation
Income tax
Deferred tax expense (income) recognised in profit or loss	(3,889)
Deferred tax assets	(3,889)
Taxes installments program
Income tax
Deferred tax expense (income) recognised in profit or loss	153
Deferred tax assets	153
Commission provision
Income tax
Deferred tax expense (income) recognised in profit or loss	803
Deferred tax assets	803
Other
Income tax
Deferred tax expense (income) recognised in profit or loss	42
Deferred tax assets	42
Foreign currency translation adjustment of subsidiaries
Income tax
Deferred tax relating to items credited (charged) directly to equity	(190)
Deferred tax assets	$ (190)